Condensed Consolidated Statement of Financial Position - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Non-current assets
Property, plant and equipment	$ 267	$ 1,963	$ 2,206
Right of use asset	811	6,141	6,139
Intangible assets	1,939	3,414	40,291
Fixed asset investments		30	28
Trade and other receivables		1,888	18,565
Total non-current assets	3,017	13,436	67,229
Current assets
Trade and other receivables	4,997	3,217	7,677
Cash and cash equivalents	18,705	44,455	48,966
Assets classified as held for sale		38,677
Total current assets	23,702	86,349	56,643
Total assets	26,719	99,785	123,872
Current liabilities
Trade and other payables	11,911	18,831	22,655
Lease liabilities	286	2,118	1,154
Liabilities classified as held for sale		5,869
Total current liabilities	12,197	26,818	23,809
Non-current liabilities
Trade and other payables	2,000	24	4,183
Lease liabilities	704	6,284	6,681
Warrants liability		6	10,644
Total non-current liabilities	2,704	6,314	21,508
Total liabilities	14,901	33,132	45,317
Net assets/(liabilities)	11,818	66,653	78,555
EQUITY
Share capital	29	16	12
Share premium	150,084	137,021	92,306
Other reserves	166,804	166,804	166,804
Foreign currency translation reserve	(9,441)	1,790	3,357
Share-based payment reserve	36,456	38,555	23,216
Retained earnings	(332,114)	(277,533)	(207,140)
Total Equity	$ 11,818	$ 66,653	$ 78,555